20. SHAREHOLDERS' EQUITY (Details 1) - R$ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Average buyback price	R$ 7.86
Number bought back	7,409,500
Balance in treasury	1,387,524,047	1,387,524,047
Buyback program 1
Board's Authorization	3/13/2014
Authorized quantity	70,205,661
Program Period	From 3/14/2014 to 4/14/2014
Average buyback price	R$ 9.34
Minimum and maximum buyback price	R$ 9,22 and R$ 9,45
Number bought back	2,350,000
Balance in treasury	2,350,000
Buyback program 2
Board's Authorization	4/15/2014
Authorized quantity	67,855,661
Program Period	From 4/16/2014 to 5/23/2014
Average buyback price	R$ 8.97
Minimum and maximum buyback price	R$ 8,70 and R$ 9,48
Number bought back	9,529,500
Balance in treasury	11,879,500
Buyback program 3
Board's Authorization	5/23/2014
Authorized quantity	58,326,161
Program Period	From 5/26/2014 to 6/25/2014
Average buyback price	R$ 9.21
Minimum and maximum buyback price	R$ 8,61 and R$ 9,72
Number bought back	31,544,500
Balance in treasury	43,424,000
Buyback program 4
Board's Authorization	6/26/2014
Authorized quantity	26,781,661
Program Period	From 6/26/2014 to 7/17/2014
Average buyback price	R$ 10.42
Minimum and maximum buyback price	R$ 9,33 and R$ 11,54
Number bought back	26,781,661
Balance in treasury	70,205,661
Buyback program 4 (2)
Board's Authorization	7/18/2014
Average buyback price
Minimum and maximum buyback price	Not applicable
Share cancelation	60,000,000
Balance in treasury	10,205,661
Buyback program 5
Board's Authorization	7/18/2014
Authorized quantity	64,205,661
Program Period	From 7/18/2014 to 8/18/2014
Average buyback price	R$ 11.40
Minimum and maximum buyback price	R$ 11.40
Number bought back	240,400
Balance in treasury	10,446,061
Buyback program 5 (2)
Board's Authorization	8/18/2014
Average buyback price
Minimum and maximum buyback price	Not applicable
Share cancelation	10,446,061
Buyback program 6
Board's Authorization	8/18/2014
Authorized quantity	63,161,055
Program Period	From 8/19/2014 to 9/25/2014
Average buyback price	R$ 9.82
Minimum and maximum buyback price	R$ 9,47 and R$ 10,07
Number bought back	6,791,300
Balance in treasury	6,791,300
Buyback program 7
Board's Authorization	9/29/2014
Authorized quantity	56,369,755
Program Period	From 9/29/2014 to 2/29/2014
Average buyback price	R$ 7.49
Minimum and maximum buyback price	R$ 4,48 and R$ 9,16
Number bought back	21,758,600
Balance in treasury	28,549,900
Buyback program 8
Board's Authorization	12/30/2014
Authorized quantity	34,611,155
Program Period	From 12/31/2014 to 3/31/2015
Average buyback price	R$ 5.10
Minimum and maximum buyback price	R$ 4,90 and R$ 5,39
Number bought back	1,841,100
Balance in treasury	30,391,000
Buyback program 9
Board's Authorization	03/31/2015
Authorized quantity	32,770,055
Program Period	From 4/01/2015 to 6/30/2015
Balance in treasury	30,391,000
Buyback program 9 (2)
Board's Authorization	04/20/2018
Authorized quantity	30,391,000
Program Period	From 4/20/2018 to 4/30/2018
Average buyback price
Minimum and maximum buyback price	Não aplicável
Number bought back	0.00
Share cancelation	0.00
Disposal of shares	22,981,500
Balance in treasury	7,409,500